RELATIONSHIP WITH PARENT AND RELATED ENTITIES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Relationship with Parent and Related Entities
3.	Relationship with Parent and Related Entities
Prior to the Separation, the OmniAb business was managed and operated in the normal course of business consistent with other affiliates of the Parent. Accordingly, certain shared costs were allocated to the Company and reflected as expenses in the combined financial statements. Management considered the allocation methodologies used to be reasonable and appropriate reflections of the historical Parent expenses attributable to OmniAb for purposes of the stand-alone financial statements. However, the expenses reflected in the combined financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if OmniAb historically operated as a separate, stand-alone entity. In addition, the expenses reflected in the combined financial statements may not be indicative of related expenses that will be incurred in the future by OmniAb.
General Corporate Overhead
The combined statements of operations include expenses for certain centralized functions (such as information systems, accounting, treasury, audit, purchasing, human resources, legal and facilities), executive compensation and other programs provided and/or administered by Parent that were charged directly to the Company. A portion of these costs benefited the Company and were allocated using a pro-rata
method based on project-related costs or other measures that management believed were consistent and reasonable.
Costs of $5.5 million for the ten months ended October 31, 2022, and $6.1 million for the year ended December 31, 2021, respectively, have been reflected in the general and administrative expenses in our combined statements of operations for our allocated share of Parent’s corporate overhead.

Cash Management and Financing
The Company participated in Ligand’s centralized cash management and financing programs prior to the Separation.
Disbursements were made through centralized accounts payable systems which were operated by Ligand. Cash receipts were transferred to centralized accounts, also maintained by Ligand. As cash was disbursed and received by Ligand, it was accounted for through the Parent company net investment. All obligations were financed by Ligand and financing decisions were determined by central Ligand treasury operations.
Equity-Based Incentive Plans
Certain of our employees participated in the former Parent’s equity-based incentive plans. Under the Ligand 2002 Stock Incentive Plan (2002 Plan), employees, directors, managers and advisors were awarded share-based incentive awards in a number of forms, including nonqualified stock options. Under the 2002 Plan, employees could be awarded share-based incentive awards which included non-statutory
stock options or incentive stock options, restricted stock units, performance stock units and other cash-based or share-based awards. Awards granted to employees under the incentive plans typically vested 1/8 on the six
month anniversary of the date of grant, and 1/48 each month thereafter for forty-two
months. The Company measured share-based compensation for all share-based incentive awards at fair value on the grant date. Share-based compensation expense was generally recognized on a straight-line basis over the requisite service periods of the awards.
Compensation costs associated with the Company’s employees’ participation in the incentive plans were specifically identified for employees who exclusively supported the Company’s operations and were allocated to the Company as part of the cost allocations from the Company’s former Parent. Total costs charged to the Company related to its employees’ participation in the former Parent’s incentive plans, depending on the nature of the employee’s role in our operations, were $14.4 million ($8.2 million in research and development expenses and $6.2 million in general and administrative expenses), $15.1 million ($9.0 million in research and development expenses and $6.1 million in general and administrative expenses), during the ten months ended October 31, 2022 and year ended December 31, 2021, respectively.
Employee Stock Purchase Plan
The Company’s eligible employees participated in its former Parent’s ESPP. The ESPP permitted eligible participants to purchase Ligand’s shares at a discount through regular payroll deductions of up to 10% of their eligible compensation during the offering period. The ESPP was typically implemented through consecutive six-month
offering periods. The purchase price of the shares was 85% of the lesser of the fair market value of the closing price per share on the first day of the offering period and the fair market value of the closing price per share on the last day of the offering period. No participant may purchase more than $25,000 worth of common stock per calendar year.
Costs charged to the Company related to the Company’s participation in its former Parent’s ESPP was $0.1 million for each of the years ended December 31, 2022 and 2021.